Carve-Out Assumptions And Allocations	12 Months Ended
Dec. 31, 2012
Carve-Out Assumptions And Allocations

NOTE 3 – CARVE-OUT ASSUMPTIONS AND ALLOCATIONS

The expenses of Walker Licensing for the years ended December 31, 2012 and 2011, including executive compensation, have been allocated by management of Walker Digital between Walker Licensing and Walker Digital, based either on specific attribution of those expenses or, where necessary and appropriate, based on management’s best estimate of an appropriate proportional allocation.

The following expenses included in the accounting records of Walker Licensing have been attributed by management of Walker Digital to the operations being retained by Walker Licensing and accordingly have been excluded from the results of operations of Walker Digital (dollars in thousands):

	Year Ended	Year Ended
	December 31,	December 31,
	2012	2011
General and Administrative Expenses:
Rent and utilities	$118	$100
Insurance	5	3
Telephone	10	9
Office services and supplies	25	30
Other	10	14

Total General and Administrative Expenses	$168	$156